Concentrations of Risk (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)
Concentrations of Risk [Line Items]
Deposits held at banks (in Dollars)	$ 442,297
Insurance coverage of each bank	70,000	¥ 500,000
US [Member]
Concentrations of Risk [Line Items]
Insurance coverage of each bank	$ 250,000
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Concentrations of Risk [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Customer Concentration Risk [Member] | One Customer [Member] | Total Sales [Member]
Concentrations of Risk [Line Items]
Concentration risk, percentage	100.00%	100.00%	94.00%
Supplier Concentration Risk [Member] | Vendors one [Member] | Accounts Payable [Member]
Concentrations of Risk [Line Items]
Concentration risk, percentage			100.00%
Supplier Concentration Risk [Member] | Vendors one [Member] | Purchases [Member]
Concentrations of Risk [Line Items]
Concentration risk, percentage			90.00%